Fees and Expenses	Apr. 28, 2025
Milliman - Capital Group Hedged U.S. Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.77%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	8.43%
Total Annual Fund Operating Expenses	9.45%
Fee Waiver and/or Expense Reimbursement(1)	(8.36)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09%

(1)	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.84% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2026. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement remains in place for its contractual period. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class 3	$111	$1,989	$3,703	$7,363

Expense Example Closing [Text Block]	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	33.00%
Milliman - Capital Group Hedged U.S. Income and Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.77%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	8.58%
Total Annual Fund Operating Expenses	9.60%
Fee Waiver and/or Expense Reimbursement(1)	(8.51)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09%

(1)	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.84% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2026. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement remains in place for its contractual period. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class 3	$111	$2,015	$3,749	$7,430

Expense Example Closing [Text Block]	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	28.00%